PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2045 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30.9%
42,852  BNY Mellon High Yield
Beta ETF
$ 1,993,903
1.9
19,016  iShares Core S&P Mid-
Cap ETF
5,025,929
4.8
40,165  iShares Core S&P
Small-Cap ETF
4,047,829
3.9
10,137  iShares Core U.S.
Aggregate Bond ETF
981,262
0.9
337,353  Vanguard FTSE
Developed Markets
ETF
15,433,900
14.8
73,098  Vanguard FTSE
Emerging Markets ETF
2,962,662
2.8
31,774  Vanguard Long-Term
Treasury ETF
1,908,664
1.8
Total Exchange-Traded
Funds
(Cost $32,085,742)
32,354,149
30.9
MUTUAL FUNDS : 69.1%
Affiliated Investment Companies : 16.9%
636,693  Voya Intermediate
Bond Fund - Class R6
5,437,362
5.2
471,064  Voya Multi-Manager
International Equity
Fund - Class I
4,475,107
4.3
511,438  Voya Multi-Manager
International Factors
Fund - Class I
4,531,342
4.3
321,771
(1)
Voya VACS Series
EME Fund
3,240,231
3.1
17,684,042
16.9
Unaffiliated Investment Companies : 52.2%
1,098,996  TIAA-CREF S&P
500 Index Fund
- Institutional Class
54,609,118
52.2
Total Mutual Funds
(Cost $67,923,677)
72,293,160
69.1
Total Long-Term
Investments
(Cost $100,009,419)
104,647,309
100.0
Total Investments in
Securities
(Cost $100,009,419) $ 104,647,309 100.0
Assets in Excess of
Other Liabilities 51,326 0.0
Net Assets $ 104,698,635 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2045 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 32,354,149 $ — $ — $ 32,354,149
Mutual Funds 72,293,160 — — 72,293,160
Total Investments, at fair value $ 104,647,309 $ — $ — $ 104,647,309
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 4,106,360 $ 1,936,287 $ (540,094) $ (65,191) $ 5,437,362 $ 49,995 $ (5,875) $ —
Voya Multi-Manager International Equity
Fund - Class I 3,226,492 2,265,486 (1,020,068) 3,197 4,475,107 — 34,484 —
Voya Multi-Manager International Factors
Fund - Class I 3,227,193 2,265,486 (1,000,667) 39,330 4,531,342 — 65,403 —
Voya VACS Series EME Fund — 3,349,516 (45,204) (64,081) 3,240,231 — 854 —
$ 10,560,045 $ 9,816,775 $ (2,606,033) $ (86,745) $ 17,684,042 $ 49,995 $ 94,866 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,014,162
Gross Unrealized Depreciation (376,272)
Net Unrealized Appreciation $ 4,637,890